Operating Lease - Schedule of Balance Sheet Information Related Operating Lease (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Leases [Abstract]
Operating lease assets: Operating lease right of use asset	$ 229,532
Total operating lease assets	229,532
Operating lease obligations: Current operating lease liabilities	57,051
Operating lease obligations: Non-current operating lease liabilities	176,701
Total operating lease obligations	$ 233,752